Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	20,053,870	11,718,278
Public warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	5,833,323	5,833,333
Private placement warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	181,667	181,667
Earn-Out Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	5,000,000	5,000,000
Unvested sponsor shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	300,000	300,000
Stock options outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potentially Dilutive Securities (in common stock equivalent shares)	8,738,880	403,278